Schedule of lease obligations (Details) $ in Thousands	Mar. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Lease obligations	$ 421
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease obligations	290
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease obligations	81
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease obligations	16
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Lease obligations	18
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease obligations	$ 16